PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 87	R$ 93
Total	85	93
Total	2
Usina de Queimado [meber]
IfrsStatementLineItems [Line Items]
Total	R$ 220	220
Usina de Queimado [meber] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)	3.94%
Usina de Queimado [meber] | Investment Property Completed 1 [Member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Total	R$ (135)	R$ (127)
Usina De Queimado 1 [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2